Fair Value Measurements - Schedule of Derivative Liability Valuation Inputs (Details)	Sep. 28, 2025	Dec. 29, 2024
Coupon rate [Member] | July 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	12	12
Coupon rate [Member] | September 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	7	7
Coupon rate [Member] | July 2025 Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	12
Coupon rate [Member] | September 2025 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	7
Conversion rate [Member] | July 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	595.24	595.24
Conversion rate [Member] | September 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	467.84	467.84
Conversion rate [Member] | July 2025 Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	558.66
Conversion rate [Member] | September 2025 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	467.84
Conversion price [Member] | July 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	1.68	1.68
Conversion price [Member] | September 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	2.14	2.14
Conversion price [Member] | July 2025 Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	1.79
Conversion price [Member] | September 2025 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	2.14
Common stock price [Member] | July 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	1.77	1.81
Common stock price [Member] | September 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	1.77	1.81
Common stock price [Member] | July 2025 Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	1.77
Common stock price [Member] | September 2025 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	1.77
Risk-free rate [Member] | July 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	3.7	4.43
Risk-free rate [Member] | September 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	3.7	4.43
Risk-free rate [Member] | July 2025 Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	3.7
Risk-free rate [Member] | September 2025 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	3.7
Volatility [Member] | July 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	73.9	62
Volatility [Member] | September 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	77.8	66.6
Volatility [Member] | July 2025 Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	75.1
Volatility [Member] | September 2025 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	77.8
Dividend yield []Member] | July 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	0	0
Dividend yield []Member] | September 2024 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	0	0
Dividend yield []Member] | July 2025 Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	0
Dividend yield []Member] | September 2025 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement inputs	0